Contents of Significant Accounts - Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 30,051,568		$ 38,359,352
Less: Current or exchangeable portion due within one year	(5,466,589)		(13,779,701)
Net	24,584,979	$ 749,771	24,579,651
Less: Discounts on bonds payable [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	(305,805)		(498,021)
Unsecured domestic bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	24,600,000		33,100,000
Unsecured exchangeable bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 5,757,373		$ 5,757,373